INCOME TAXES (Details Narrative) $ in Thousands, د.م. in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 MAD (د.م.)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Effective tax rate	1.00%	1.00%	10.00%	1.00%
Net taxable income	$ (12,676)		$ (19,128)	$ (7,982)
Operating loss carry forwards	37,228		48,684
Deferred tax assets, operating loss carryforwards, subject to expiration	$ 23,546		36,663
Operating loss carryforwards, limitations on use	to expire within four years	to expire within four years
Decrease in income tax expense	$ 2,221
Valuation allowance	$ 5,172		$ 12,021
MOROCCO
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Effective income tax rate	20.00%	20.00%
MALI
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Effective income tax rate	30.00%	30.00%
BURKINA FASO
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Effective income tax rate	27.50%	27.50%
Minimum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Effective income tax rate	20.00%	20.00%
Net taxable income | د.م.		د.م. 100
Maximum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Effective income tax rate	35.00%	35.00%
Net taxable income | د.م.		د.م. 100